Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Amendment Description
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000240224
Shareholder Report [Line Items]
Fund Name	Hunter Small Cap Value Fund
Class Name	Class I
Trading Symbol	HSCVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-833-835-1171
Additional Information Website	https://www.hunterfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.95%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 28, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 52,627,128
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 282,877
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$52,627,128
Number of Portfolio Holdings	56
Advisory Fee (net of waivers)	$282,877
Portfolio Turnover	33%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.3%
Money Market Funds	5.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Communications	2.7%
Utilities	2.8%
Energy	3.6%
Health Care	4.5%
Materials	5.3%
Consumer Staples	5.4%
Money Market Funds	5.7%
Technology	7.6%
Real Estate	9.4%
Consumer Discretionary	12.7%
Industrials	14.6%
Financials	26.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	5.7%
Prosperity Bancshares, Inc.	3.0%
Black Hills Corporation	2.9%
Match Group, Inc.	2.7%
Hanover Insurance Group, Inc. (The)	2.7%
UMH Properties, Inc.	2.6%
Lazard, Inc.	2.6%
Littelfuse, Inc.	2.4%
Axis Capital Holdings Ltd.	2.4%
Graphic Packaging Holding Company	2.4%